CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Services	$ 327,742	$ 328,791	$ 1,415,803	$ 1,475,088	$ 1,513,779
Operating expenses:
Cost of services sold	222,693	237,153	961,076	991,198	1,023,476
Office and general expenses	66,353	67,118	328,339	349,056	310,455
Depreciation and amortization	9,206	8,838	38,329	46,196	43,474
Goodwill and other asset impairment	161	0	8,599	87,204	5,471
Costs and Expenses, Total	298,413	313,109	1,336,343	1,473,654	1,382,876
Operating income	29,329	15,682	79,460	1,434	130,903
Other income (expense):
Interest expense and finance charges, net	(15,612)	(16,760)	(64,942)	(67,075)
Interest Expense, Other					(64,364)
Other, net	16,334	(3,383)	(2,401)	230	1,346
Foreign exchange gain (loss)	(14,757)	5,442	8,750	(23,258)	18,137
Nonoperating Income (Expense), Total	(14,035)	(14,701)	(58,593)	(90,103)	(44,881)
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates	15,294	981	20,867	(88,669)	86,022
Income tax expense (benefit)	13,500	748	10,316	29,615	(168,358)
Income (loss) before equity in earnings of non-consolidated affiliates	1,794	233	10,551	(118,284)	254,380
Equity in earnings of non-consolidated affiliates	0	83	352	62	2,081
Net income (loss)	1,794	316	10,903	(118,222)	256,461
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		316			256,461
Net income attributable to the noncontrolling interest	(791)	(429)	(16,156)	(11,785)	(15,375)
Net income (loss) attributable to MDC Partners Inc.	1,003	(113)	(5,253)	(130,007)	241,086
Net income (loss) attributable to MDC Partners Inc. common shareholders	$ (2,437)	$ (2,496)	$ (17,557)	$ (138,362)	$ 204,832
Basic and diluted
Earnings per share, basic	$ (0.03)	$ (0.04)	$ (0.25)	$ (2.42)	$ 3.71
Earnings per share, diluted	$ (0.03)	$ (0.04)	$ (0.25)	$ (2.42)	$ 3.70
Weighted Average Number of Common Shares Outstanding:
Weighted Average Number of Shares Outstanding, Basic	72,397,661	60,258,102	69,132,100	57,218,994	55,255,797
Weighted Average Number of Shares Outstanding, Diluted	72,397,661	60,258,102	69,132,100	57,218,994	55,481,786
Stock-based compensation	$ 3,070	$ 2,972	$ 31,040	$ 18,416	$ 24,350
Cost of services sold
Weighted Average Number of Common Shares Outstanding:
Stock-based compensation			29,160	12,513	19,015
Office and general expenses
Weighted Average Number of Common Shares Outstanding:
Stock-based compensation			$ 1,880	5,903	5,335
Series 4 Convertible Preferred Stock [Domain] | Convertible Preference Shares
Other income (expense):
Accretion on and net income allocated to convertible preference shares	$ (3,440)	$ (2,383)		$ 8,355	$ 36,254